Acquisition - Narrative (Details) - SuprNation AB € in Millions, $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Aug. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 EUR (€)	Oct. 31, 2023 USD ($)	Oct. 30, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash purchase price | €						€ 28.9		€ 30.6
Payment transferred into escrow						5.2	$ 5.5
Deferred payment						€ 6.0	$ 6.5
Contingent consideration, holdback period						18 months	18 months
Acquisition-related costs	$ 2.0
Useful life of intangible assets	6 years 7 months 6 days
Performance-based incentive plan, term	18 months
Performance-based incentive plan, maximum employee amount	$ 6.5
Amount modified to be contingent upon employment		$ 4.2
Expense for performance-based incentive plan				$ 6.6	$ 0.9
Revenue of acquiree since acquisition date			$ 4.3
Pre-tax loss of acquiree since acquisition date			$ 1.8
Revenue as if combination occurred at beginning of period					330.5
Profit (loss) as if combination occurred at beginning of period					$ 89.7
Purchased technology
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	10 years
Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	4 years
Gaming licenses
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	5 years